UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act File Number 811-179

Name of registrant as specified in charter: Central Securities Corporation

Address of principal executive offices:
630 Fifth Avenue
Suite 820
New York, New York  10111

Name and address of agent for service:
Central Securities Corporation, Wilmot H. Kidd, President
630 Fifth Avenue
Suite 820
New York, New York  10111

Registrant's telephone number, including area code: 212-698-2020

Date of fiscal year end: December 31, 2008

Date of reporting period: June 30, 2008

Item 1. Reports to Stockholders.

================================================================================
--------------------------------------------------------------------------------


                         CENTRAL SECURITIES CORPORATION



                                   ----------



                               SEMI-ANNUAL REPORT

                                 JUNE 30, 2008



--------------------------------------------------------------------------------
================================================================================

                         CENTRAL SECURITIES CORPORATION

(Organized on October 1, 1929 as an investment company, registered as such with the Securities and Exchange Commission under the provisions of the Investment
                             Company Act of 1940.)

                            TEN YEAR HISTORICAL DATA

                                            Per Share of Common Stock
                                            -------------------------
              Total        Convertible       Net         Net                              Net realized        Unrealized
               net         Preference       asset    investment     Divi-     Distribu-    investment        appreciation
Year         assets         Stock(A)        value     income(B)   dends(C)    tions(C)        gain          of investments
----         ------         --------        -----     ---------  ---------    --------    ------------      --------------
1997      $434,423,053     $9,040,850      $29.97                                                            $273,760,444
1998       476,463,575      8,986,125       31.43      $.29         $.29       $1.65       $22,908,091        301,750,135
1999       590,655,679             --       35.05       .26          .26        2.34        43,205,449        394,282,360
2000       596,289,086             --       32.94       .32          .32        4.03        65,921,671        363,263,634
2001       539,839,060             --       28.54       .18          .22        1.58*       13,662,612        304,887,640
2002       361,942,568             --       18.72       .14          .14        1.11        22,869,274        119,501,484
2003       478,959,218             --       24.32       .09          .11        1.29        24,761,313        229,388,141
2004       529,468,675             --       26.44       .11          .11        1.21        25,103,157        271,710,179
2005       573,979,905             --       27.65       .28          .28        1.72        31,669,417        302,381,671
2006       617,167,026             --       30.05       .36          .58        1.64        36,468,013        351,924,627
2007       644,822,724             --       30.15       .38          .52        1.88        42,124,417        356,551,394
Six mos. to
June 30,
2008**     638,415,329             --       29.86       .22          .15         .05        24,660,810        325,285,583

----------
A  -  At liquidation preference.
B  -  Excluding  gains  or  losses  realized   on  sale of  investments  and the
      dividend requirement on the Convertible Preference Stock which was redeemed on August 1, 1999.
C  -  Computed   on  the  basis of  the  Corporation's  status  as a  "regulated investment company" for Federal income tax purposes. Dividends are from undistributed net investment income. Distributions are from long-term investment gains.
 *    Includes a non-taxable return of capital of $.55.
**    Unaudited.

      The Common Stock is listed on the American Stock Exchange under the symbol CET. On June 30, 2008 the market quotations were: $25.48 low, $25.90 high and $25.80 last sale.


                                      [ 2 ]

To the Stockholders of
      CENTRAL SECURITIES CORPORATION:

      Financial  statements  for the six months ended June 30, 2008  reviewed by
our  independent   registered   public   accounting  firm  and  other  pertinent
information are submitted herewith.

      Comparative net assets are as follows:

                                                                         June 30,
                                                                           2008         December 31,
                                                                         (Unaudited)         2007
                                                                         -----------    ------------
Net assets..........................................................    $638,415,329    $644,822,724
Net assets per share of Common Stock................................           29.86           30.15
    Shares of Common Stock outstanding..............................      21,376,782      21,385,882
      Comparative operating results are as follows:

                                                                          Six months ended June 30,
                                                                        ----------------------------
                                                                           2008             2007
                                                                        (Unaudited)      (Unaudited)
                                                                        -----------      -----------
Net investment income...............................................     $ 4,703,564     $ 6,714,501
    Per share of Common Stock.......................................             .22*            .33*
Net realized gain on sale of investments............................      24,660,810      18,046,062
Increase (decrease) in net unrealized appreciation of investments...     (31,265,811)     40,457,409
Increase (decrease) in net assets resulting from operations.........      (1,901,437)     65,217,972

----------
*     Per-share   data  are  based  on  the  average  number  of  Common  shares outstanding.

      A distribution of $.20 per share of Common Stock was paid on June 20, 2008. Stockholders will be sent a notice concerning the taxability of all 2008 distributions in January 2009.

      During the first six months of 2008 the Corporation repurchased 9,100 shares of its Common Stock at an average price per share of $25.34. The Corporation may from time to time purchase Common Stock in such amounts and at such prices as the Board of Directors may deem advisable in the best interests of stockholders. Purchases may be made on the American Stock Exchange or in transactions directly with stockholders.

      Stockholders' inquiries are welcome.

                                             CENTRAL SECURITIES CORPORATION

                                                WILMOT H. KIDD, President
630 Fifth Avenue
New York, NY 10111
July 22, 2008


                                      [ 3 ]

                             TEN LARGEST INVESTMENTS
                                  June 30, 2008
                                   (Unaudited)

                                                                              Percent of   Year First
                                                           Cost      Value    Net Assets    Acquired
                                                           ----      -----    ----------    --------
                                                             (millions)
The Plymouth Rock Company, Inc....................        $ 2.2     $140.0       21.9%        1982
Murphy Oil Corporation............................          1.7       39.2        6.1         1974
Agilent Technologies, Inc.........................         22.5       33.5        5.2         2005
The Bank of New York Mellon Corporation...........         15.5       31.2        4.9         1993
Brady Corporation.................................          2.5       30.2        4.7         1984
Convergys Corporation.............................         25.3       25.7        4.0         1998
Coherent, Inc.....................................         23.6       25.4        4.0         2007
Devon Energy Corporation..........................         14.9       24.0        3.8         2007
Roper Industries, Inc.............................          7.2       23.1        3.6         2003
Dover Corporation.................................         13.0       19.3        3.0         2003

                           PRINCIPAL PORTFOLIO CHANGES
                            April 1 to June 30, 2008
                                   (Unaudited)
                    (Common Stock unless specified otherwise)

                                                                     Number of Shares
                                                         ----------------------------------------
                                                                                           Held
                                                                                         June 30,
                                                         Purchased         Sold            2008
                                                         ---------         ----            ----
American International Group, Inc.................        100,000                         200,000
Arbinet-thexchange, Inc...........................         95,000                       1,100,000
Berry Petroleum Company...........................                         75,000         300,000
Cameco Corporation................................         10,000                          10,000
Carlisle Companies Incorporated...................         50,000                         200,000
General Electric Company..........................        100,000                         100,000
Murphy Oil Corporation............................                         10,000         400,000
NewStar Financial, Inc............................        150,000                         150,000
Nexen Inc.........................................                         20,000         300,000
Precision Castparts Corp..........................         22,100                          91,100
Rohm and Haas Company.............................                         10,000         140,000
The TriZetto Group, Inc...........................                        730,000         240,000
Vical Incorporated................................         90,000                         260,000
Xerox Corporation.................................        200,000                         900,000


                                      [ 4 ]

                         DIVERSIFICATION OF INVESTMENTS
                                 June 30, 2008
                                  (Unaudited)

                                                                                Percent of Net Assets
                                                                                ---------------------
                                                                                 June 30,  December 31,
                                          Issues      Cost            Value        2008       2007
                                          ------      ----            -----        ----       ----
 Common Stocks:
   Insurance............................     4     $12,153,846    $146,611,500     23.0%      23.3%
   Energy...............................     7      51,779,271     129,169,700     20.2       16.6
   Electronics..........................     8      84,453,155     119,703,496     18.8       20.3
   Manufacturing........................     6      43,321,843      89,888,775     14.1       14.2
   Banking and Finance..................     3      21,416,971      45,037,620      7.0        8.7
   Information Technology Services......     3      39,301,882      43,504,888      6.7        7.1
   Other................................     7      21,317,961      25,564,533      4.0        4.6
Short-Term Investments..................     3      39,327,668      39,327,668      6.2        5.2


                              FINANCIAL HIGHLIGHTS

                                      Six Mos.
                                        Ended
                                    June 30, 2008
                                     (Unaudited)      2007       2006       2005       2004       2003
                                     -----------      ----       ----       ----       ----       ----
Per Share Operating Performance
Net asset value, beginning of period    $30.15        $30.05     $27.65     $26.44     $24.32     $18.72
Net investment income*.............        .22           .38        .36        .28        .11        .09
Net realized and unrealized gain (loss)
  on securities*...................       (.31)         2.12       4.26       2.93       3.33       6.91
                                          -----         ----       ----       ----       ----       ----
      Total from investment
        operations.................       (.09)         2.50       4.62       3.21       3.44       7.00
Less:
Dividends from net investment income       .15           .37        .36        .28        .11        .11
Distributions from capital gains...        .05          2.03       1.86       1.72       1.21       1.29
                                        ------          ----       ----       ----       ----       ----
      Total distributions..........        .20          2.40       2.22       2.00       1.32       1.40
                                        ------        ------     ------     ------     ------     ------
Net asset value, end of period.....     $29.86        $30.15     $30.05     $27.65     $26.44     $24.32
                                        ======        ======     ======     ======     ======     ======
Per share market value, end of period   $25.80        $26.84     $26.65     $23.80     $22.85     $20.89
Total investment return, market(%).      (4.78)         9.86      21.31      14.04      16.16      36.22
Total investment return, NAV(%)....      (0.32)         9.35      18.55      13.75      15.40      39.32
Ratios/Supplemental Data:
Net assets, end of period(000).....   $638,415      $644,823   $617,167   $573,980   $529,469   $478,959
Ratio of expenses to average net
  assets(%)........................        .50+          .59        .53        .54        .55        .56
Ratio of net investment income to
  average net assets(%)............       1.01+         1.21       1.23       1.02        .41        .42
Portfolio turnover rate(%).........       7.48         19.58      17.55      15.83      16.72      12.90

----------
* Per-share data are based on the average number of shares outstanding during the period.
+     Annualized,   not   necessarily   indicative  of  full  year  ratio.

                See accompanying notes to financial statements.


                                      [ 5 ]

                            STATEMENT OF INVESTMENTS
                                 June 30, 2008
                                  (Unaudited)

                           PORTFOLIO SECURITIES 93.8%
                   STOCKS (COMMON UNLESS SPECIFIED OTHERWISE)

               Prin. Amt.
                or Shares                                                         Value
               ----------                                                         -----
                            Banking and Finance 7.0%
                 825,475     The Bank of New York Mellon Corporation........  $ 31,227,720
                 340,000     Capital One Financial Corporation..............    12,923,400
                 150,000     NewStar Financial, Inc. (a)....................       886,500
                                                                              ------------
                                                                                45,037,620
                                                                              ------------
                            Business Services 0.2%
                  75,000     Heritage-Crystal Clean Inc. (a)................       990,000
                                                                              ------------
                            Chemicals 1.0%
                 140,000     Rohm and Haas Company..........................     6,501,600
                                                                              ------------
                            Communications 0.7%
               1,100,000     Arbinet-thexchange, Inc. (a)...................     4,268,000
                                                                              ------------
                            Electronics 18.8%
                 942,400     Agilent Technologies, Inc. (a).................    33,492,896
                 430,000     Analog Devices, Inc............................    13,661,100
                 850,000     Coherent, Inc. (a).............................    25,406,500
                 630,000     Flextronics International Ltd. (a).............     5,922,000
                 900,000     Intel Corporation..............................    19,332,000
                 350,000     Motorola, Inc..................................     2,569,000
               1,000,000     Radisys Corporation (a)........................     9,060,000
               3,000,000     Sonus Networks, Inc. (a).......................    10,260,000
                                                                              ------------
                                                                               119,703,496
                                                                              ------------
                            Energy 20.2%
                 300,000     Berry Petroleum Company, Class A...............    17,664,000
                  10,000     Cameco Corporation.............................       428,700
                 200,000     Devon Energy Corporation.......................    24,032,000
               1,900,000     GeoMet, Inc. (a)...............................    18,012,000
                 650,000     McMoRan Exploration Co. (a)....................    17,888,000
                 400,000     Murphy Oil Corporation.........................    39,220,000
                 300,000     Nexen Inc......................................    11,925,000
                                                                              ------------
                                                                               129,169,700
                                                                              ------------
                            Health Care 1.0%
                 110,000     Abbott Laboratories............................     5,826,700
                 260,000     Vical Incorporated (a).........................       876,200
                                                                              ------------
                                                                                 6,702,900
                                                                              ------------
                            Information Technology Services 6.7%
               1,730,800     Convergys Corporation (a)......................    25,719,688
                 240,000     The TriZetto Group, Inc. (a)...................     5,131,200
                 900,000     Xerox Corporation..............................    12,204,000
                                                                              ------------
                                                                                43,054,888
                                                                              ------------


                                      [ 6 ]

               Prin. Amt.
                or Shares                                                         Value
               ----------                                                         -----
                            Insurance 23.0%
                 200,000     American International Group, Inc..............    $5,292,000
                  10,000     Erie Indemnity Company, Class A................       461,500
                  70,000     The Plymouth Rock Company, Inc., Class A (b)(c)   140,000,000
                   2,000     White Mountains Insurance Group, Ltd...........       858,000
                                                                              ------------
                                                                               146,611,500
                                                                              ------------
                            Manufacturing 14.1%
                 875,600     Brady Corporation, Class A.....................    30,234,468
                 200,000     Carlisle Companies Incorporated................     5,800,000
                 400,000     Dover Corporation..............................    19,348,000
                 100,000     General Electric Company.......................     2,669,000
                  91,100     Precision Castparts Corp.......................     8,779,307
                 350,000     Roper Industries, Inc..........................    23,058,000
                                                                              ------------
                                                                                89,888,775
                                                                              ------------
                            Retailing 1.1%
                  28,751     Aerogroup International, Inc. (a)(c)...........       600,033
                 200,000     Walgreen Co....................................     6,502,000
                                                                              ------------
                                                                                 7,102,033
                                                                              ------------
                                Total Portfolio Securities
                                  (cost $273,744,929)(d)....................   599,030,512

                                            SHORT-TERM INVESTMENTS 6.2%

                            Commercial Paper 3.1%
              11,079,000     General Electric Capital Corporation 2.05% - 2.07%
                              due 7/23/08 - 7/30/08.........................    11,063,586
               8,954,000     Toyota Motor Corporation 2.04% - 2.16%
                              due 7/2/08 - 7/16/08..........................     8,950,506
                                                                              ------------
                                                                                20,014,092
                                                                              ------------
                            U.S. Government Agency Obligations 3.1%
              19,403,000     Federal Home Loan Bank 1.98% - 2.12%
                              due 8/8/08 - 10/17/08.........................    19,313,576
                                                                              ------------
                                Total Short-Term Investments
                                  (cost $39,327,668)(d).....................    39,327,668
                                                                              ------------
                                Total Investments (100.0%)..................   638,358,180
                                Cash, receivables and other assets
                                  less liabilities (0.0%)...................        57,149
                                                                              ------------
                                Net Assets (100%)...........................  $638,415,329
                                                                              ============

----------
(a)   Non-dividend paying.
(b)   Affiliate as defined in the Investment Company Act of 1940.
(c)   Valued at estimated fair value.
(d)   Aggregate cost for Federal tax purposes is substantially the same.

                 See accompanying notes to financial statements.


                                      [ 7 ]

                       STATEMENT OF ASSETS AND LIABILITIES

                                  June 30, 2008
                                   (Unaudited)

ASSETS:
    Investments:
        General portfolio securities at market value
          (cost $271,544,943).......................................    $459,030,512
        Securities of affiliated companies (cost $2,199,986)
          (Notes 6 and 7)...........................................     140,000,000
        Short-term investments (cost $39,327,668)...................      39,327,668    $638,358,180
                                                                        ------------
    Cash, receivables and other assets:
        Cash........................................................          11,615
        Dividends and interest receivable...........................         100,883
        Office equipment and leasehold improvements, net............         270,560
        Other assets................................................         102,621         485,679
                                                                        ------------    ------------
            Total Assets............................................                     638,843,859

LIABILITIES:
    Payable for securities purchased................................         186,433
    Accrued expenses and reserves...................................         242,097
                                                                        ------------
            Total Liabilities.......................................                         428,530
                                                                                        ------------
NET ASSETS..........................................................                    $638,415,329
                                                                                        ============
NET ASSETS are represented by:
    Common Stock $1 par value: authorized
      30,000,000 shares; issued 21,385,882 (Note 3).................                     $21,385,882
    Surplus:
        Paid-in.....................................................    $265,303,938
        Undistributed net gain on sales of investments..............      22,304,981
        Undistributed net investment income.........................       4,365,547     291,974,466
                                                                        ------------
    Net unrealized appreciation of investments......................                     325,285,583
    Treasury stock, at cost (9,100 shares of Common Stock)
      (Note 3)......................................................                        (230,602)
                                                                                        ------------
NET ASSETS..........................................................                    $638,415,329
                                                                                        ============
NET ASSET VALUE PER COMMON SHARE
  (21,376,782 shares outstanding)...................................                       $29.86
                                                                                           ======

                 See accompanying notes to financial statements.


                                      [ 8 ]

                             STATEMENT OF OPERATIONS

                     For the six months ended June 30, 2008
                                   (Unaudited)

INVESTMENT INCOME

Income:
    Dividends (net of foreign withholding taxes of $3,539)..........     $ 5,749,204
    Interest........................................................         529,811      $6,279,015
                                                                        ------------
Expenses:
    Investment research.............................................         449,375
    Administration and operations...................................         399,125
    Occupancy costs.................................................         217,945
    Franchise and miscellaneous taxes...............................         102,813
    Directors' fees.................................................          76,150
    Insurance.......................................................          62,273
    Stationery, supplies, printing and postage......................          61,220
    Listing, software and sundry fees...............................          52,119
    Legal, auditing and tax fees....................................          39,974
    Travel and telephone............................................          32,864
    Transfer agent and registrar fees and expenses..................          18,703
    Custodian fees..................................................          18,400
    Miscellaneous...................................................          44,490       1,575,451
                                                                        ------------    ------------
Net investment income...............................................                       4,703,564

NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
Net realized gain from investment transactions......................      24,660,810
Net decrease in unrealized appreciation of investments..............     (31,265,811)
                                                                        ------------
    Net loss on investments.........................................                      (6,605,001)
                                                                                        ------------
NET DECREASE IN NET ASSETS RESULTING FROM
  OPERATIONS........................................................                     ($1,901,437)
                                                                                        ============

                 See accompanying notes to financial statements.


                                      [ 9 ]

                      STATEMENTS OF CHANGES IN NET ASSETS

                     For the six months ended June 30, 2008
                      and the year ended December 31, 2007

                                                                        Six months
                                                                           ended
                                                                         June 30,        Year ended
                                                                           2008         December 31,
                                                                        (Unaudited)         2007
                                                                        ------------    ------------
FROM OPERATIONS:
    Net investment income...........................................     $ 4,703,564     $ 7,817,245
    Net realized gain on investments................................      24,660,810      42,124,417
    Net increase (decrease) in unrealized
      appreciation of investments...................................     (31,265,811)      4,626,767
                                                                        ------------    ------------
        Increase (decrease) in net assets
          resulting from operations.................................      (1,901,437)     54,568,429
                                                                        ------------    ------------
DISTRIBUTIONS TO STOCKHOLDERS FROM:
    Net investment income...........................................      (3,186,068)    (7,557,915)
    Net realized gain from investment transactions..................      (1,089,288)    (41,733,753)
                                                                        ------------    ------------
        Decrease in net assets from distributions...................      (4,275,356)    (49,291,668)
                                                                        ------------    ------------
FROM CAPITAL SHARE TRANSACTIONS: (Note 3)
    Distribution to stockholders reinvested in Common Stock.........              --      22,378,937
    Cost of shares of Common Stock repurchased......................        (230,602)             --
                                                                        ------------    ------------
        Increase (decrease) in net assets from capital
          share transactions........................................        (230,602)     22,378,937
                                                                        ------------    ------------
            Total increase (decrease) in net assets.................      (6,407,395)     27,655,698
NET ASSETS:
    Beginning of period.............................................     644,822,724     617,167,026
                                                                        ------------    ------------
    End of period (including undistributed net investment income
      of $4,365,547 and $491,609, respectively).....................    $638,415,329    $644,822,724
                                                                        ============    ============

                 See accompanying notes to financial statements.


                                     [ 10 ]

                            STATEMENT OF CASH FLOWS

                     For the six months ended June 30, 2008
                                   (Unaudited)

CASH FLOWS FROM OPERATING ACTIVITIES:
    Net decrease in net assets from operations......................                     ($1,901,437)
    Adjustments to net decrease in net assets
      from operations:
      Purchase of securities........................................    ($44,398,788)
      Proceeds from securities sold.................................      49,768,115
      Net purchase of short-term investments........................      (5,614,543)
      Net realized gain from investments............................     (24,645,326)
      Decrease in unrealized appreciation...........................      31,265,811
      Depreciation and amortization.................................          40,348
      Changes in operating assets and liabilities:
        Increase in dividends and interest receivable...............         (58,830)
        Increase in other assets....................................         (21,814)
        Increase in payable for securities purchased................         186,433
        Decrease in accrued expenses and reserves...................        (124,986)
                                                                        ------------
      Total adjustments.............................................                       6,396,420
                                                                                        ------------
Net cash provided by operating activities...........................                       4,494,983

CASH FLOWS FROM FINANCING ACTIVITIES:
    Dividends paid..................................................      (4,275,356)
    Treasury shares repurchased.....................................        (230,602)
                                                                        ------------
Cash flows used in financing activities.............................                      (4,505,958)
                                                                                        ------------
Net decrease in cash................................................                         (10,975)
Cash at beginning of period.........................................                          22,590
                                                                                        ------------
Cash at end of period...............................................                       $  11,615
                                                                                        ============

                 See accompanying notes to financial statements.

                                     [ 11 ]

                  NOTES TO FINANCIAL STATEMENTS -- (unaudited)

      1. Significant Accounting Policies -- Central Securities Corporation (the "Corporation") is registered under the Investment Company Act of 1940, as amended, as a non-diversified, closed-end management investment company. The following is a summary of the significant accounting policies consistently followed by the Corporation in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

      Security Valuation -- Marketable securities are valued at the last sale or official closing price or, if unavailable, at the closing bid price. Short-term investments are valued at amortized cost, which approximates market value. Securities for which no ready market exists, are valued at estimated fair value by the Board of Directors.

      Federal Income Taxes -- It is the Corporation's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its stockholders. Therefore, no Federal income taxes have been accrued.

      Use of Estimates -- The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported. Actual results may differ from such estimates.

      Other -- Security transactions are accounted for as of the trade date, and cost of securities sold is determined by specific identification. Dividend income and distributions to stockholders are recorded on the ex-dividend date. Interest income is accrued daily.

      2. Fair Value Measurements -- Effective January 1, 2008, the Corporation adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 establishes a disclosure framework which prioritizes and ranks the level of market price observability used in determining the fair value of investments as follows:

      o Level 1 -- Fair value is determined based on market data obtained from independent sources; for example, quoted prices in active markets for identical investments. The Corporation's Level 1 investments consist of equity securities listed on a national securities exchange or NASDAQ national market.

      o Level 2 -- Fair value is determined using other significant observable assumptions obtained from independent sources; for example quoted prices for similar investments or the use of models or other valuation methodologies. The Corporation's Level 2 investments consist of short-term investments, carried at amortized cost.

      o Level 3 -- Fair value is determined using significant unobservable inputs including the Corporation's own assumptions based upon the best information available. Investments categorized as Level 3 include situations in which there is little, if any, market activity. The Corporation's Level 3 investments consist of The Plymouth Rock Company, Inc. and Aerogroup International, Inc.

      In certain cases, the inputs used to determine fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the hierarchy is based on the least observable input that is significant to fair value. The inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

      The Corporation's investments as of June 30, 2008 are classified as follows:

                  Valuation Inputs           Investments in Securities
                  ----------------           -------------------------
                  Level 1                          $458,430,479
                  Level 2                            39,327,668
                  Level 3                           140,600,033
                                                   ------------
                  Total                            $638,358,180
                                                   ============

                                     [ 12 ]

             NOTES TO FINANCIAL STATEMENTS -- continued (unaudited)

      The  following  is  a  reconciliation   of  assets  in  which  significant
unobservable inputs (Level 3) were used in determining fair value:

        Balance as of December 31, 2007                      $149,173,114
        Change in unrealized appreciation of investments       (8,573,081)
                                                             ------------
        Balance as of June 30, 2008                          $140,600,033
                                                             ============

      No Level 3 investments were purchased, sold or transferred to Level 1 or Level 2 during the six months ended June 30, 2008.

      3. Common Stock -- The Corporation repurchased 9,100 shares of its Common Stock in the first six months of 2008 at an average price of $25.34 per share, representing an average discount from net asset value of 13.09%. It may from time to time purchase Common Stock in such amounts and at such prices as the Board of Directors may deem advisable in the best interests of the stockholders. Purchases will only be made at less than net asset value per share, thereby increasing the net asset value of shares held by the remaining stockholders.
Shares so acquired may be held as treasury stock and available for optional stock distributions, or may be retired.

      4. Investment Transactions -- The aggregate cost of securities purchased and the aggregate proceeds of securities sold during the six months ended June 30, 2008, excluding short-term investments, were $44,398,788 and $49,783,599, respectively.

      As of June 30, 2008, based on cost for Federal income tax purposes, the aggregate gross unrealized appreciation and depreciation for all securities were $346,629,267 and $21,343,684, respectively.

      5. Operating Expenses -- The aggregate remuneration paid during the six months ended June 30, 2008 to officers and directors amounted to $856,000, of which $76,000 was paid as fees to directors who were not officers. Employees also participate in a profit sharing retirement plan. Contributions to the plan are made at the discretion of the Board of Directors, and each participant's benefits vest after three years of employment. No contributions were made to the plan for the six months ended June 30, 2008.

      6. Affiliates -- The Plymouth Rock Company, Inc. is an affiliate as defined in the Investment Company Act of 1940. During the six months ended June 30, 2008, the Corporation received dividends of $3,019,100 from affiliates. Unrealized appreciation related to affiliates decreased by $8,400,000 for the six months ended June 30, 2008 to $137,800,014. The President of the Corporation is a director of Plymouth Rock.

      7. Restricted Securities -- The Corporation from time to time invests in securities the resale of which is restricted. On June 30, 2008 such investments had an aggregate value of $140,600,033, which was equal to 22.0% of the Corporation's net assets. Investments in restricted securities at June 30, 2008, including acquisition dates and cost, were:


              Company                   Shares      Security              Date Acquired        Cost
--------------------------------        ------     --------------         -------------     ----------
 Aerogroup International, Inc.          28,751     Common Stock              6/21/05          $17,200
 The Plymouth Rock Company, Inc.        60,000     Class A Stock            12/15/82        1,500,000
 The Plymouth Rock Company, Inc.        10,000     Class A Stock             6/9/84           699,986

      The Corporation does not have the right to demand registration of the restricted securities.

      8. Operating Lease Commitment -- The Corporation has entered into an operating lease for office space which expires in 2014 and provides for future minimum rental payments in the aggregate amount of approximately $2.2 million. The lease agreement contains escalation clauses relating to operating costs and real property taxes. Future minimum rental commitments under the lease are $314,241 for 2008, $329,172 for 2009 and $341,806 annually thereafter.


                                     [ 13 ]

--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF DIRECTORS AND STOCKHOLDERS OF
  CENTRAL SECURITIES CORPORATION

      We have reviewed the accompanying statement of assets and liabilities, including the statement of investments, of Central Securities Corporation as of June 30, 2008, and the related statements of operations, changes in net assets, cash flows and financial highlights for the six-month period ended June 30, 2008. These interim financial statements and financial highlights are the responsibility of the management of Central Securities Corporation.

      We conducted our review in accordance with the standards of the Public Company Accounting Oversight Board (United States). A review of interim financial information consists principally of applying analytical procedures and making inquiries of persons responsible for financial and accounting matters. It is substantially less in scope than an audit conducted in accordance with the standards of the Public Company Accounting Oversight Board (United States), the objective of which is the expression of an opinion regarding the financial statements taken as a whole. Accordingly, we do not express such an opinion.

      Based on our review, we are not aware of any material modifications that should be made to the accompanying interim financial statements and financial highlights referred to above for them to be in conformity with U.S. generally accepted accounting principles.

      We have previously audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the statement of changes in net assets for the year ended December 31, 2007 and financial highlights for each of the five years in the period ended December 31, 2007, and in our report dated January 25, 2008 we expressed an unqualified opinion on such statement of changes in net assets and financial highlights.

                                                             KPMG LLP
New York, NY
July 22, 2008
--------------------------------------------------------------------------------


                                     [ 14 ]

                          OTHER STOCKHOLDER INFORMATION
                               Direct Registration

      The Corporation utilizes direct registration, a system that allows for book-entry ownership and the electronic transfer of the Corporation's shares. Stockholders may find direct registration a convenient way of managing their investment. Stockholders wishing certificates may request them.

      A pamphlet which describes the features and benefits of direct registration, including the ability of shareholders to deposit certificates with our transfer agent, can be obtained by calling Computershare Trust Company at 1-800-756-8200, calling the Corporation at 1-866-593-2507 or visiting our website: www.centralsecurities.com under Contact Us.

                         Annual Meeting of Stockholders

      The annual meeting of stockholders of the Corporation was held on March 12, 2008. At the meeting all of the directors of the Corporation were reelected by the following vote of the holders of the Common Stock: Simms C. Browning, 19,503,295 shares in favor, 537,684 withheld; Donald G. Calder, 19,462,341 shares in favor, 578,638 shares withheld; Jay R. Inglis, 19,503,033 shares in favor, 535,946 shares withheld; Dudley D. Johnson, 19,514,882 shares in favor, 526,097 shares withheld; Wilmot H. Kidd, 19,511,993 shares in favor, 528,986 shares withheld; and C. Carter Walker, Jr., 19,509,804 shares in favor, 531,175 shares withheld.

      In addition, the selection of KPMG LLP as independent auditors of the Corporation for the year 2008 was ratified by the following vote of the holders of the Common Stock: 19,492,179 shares in favor, 491,479 shares against, 57,321 shares abstaining.

                      Proxy Voting Policies and Procedures

      The policies and procedures used by the Corporation to determine how to vote proxies relating to portfolio securities and the Corporation's proxy voting record for the twelve-month period ended June 30, 2008 are available: (1) without charge, upon request, by calling us at our toll-free telephone number (1-866-593-2507), (2) on the Corporation's website at www.centralsecurities.com and (3) on the Securities and Exchange Commission's website at www.sec.gov.

                         Quarterly Portfolio Information

      The Corporation files its complete schedule of portfolio holdings with the sec for the first and the third quarter of each fiscal year on Form N-Q. The Corporation's Form N-Q filings are available on the SEC's website at www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                                     [ 15 ]

                               BOARD OF DIRECTORS

                           Dudley D. Johnson, Chairman
                                Simms C. Browning
                                Donald G. Calder
                                  Jay R. Inglis
                                 Wilmot H. Kidd
                              C. Carter Walker, Jr.

                                    OFFICERS

                            Wilmot H. Kidd, President
                Charles N. Edgerton, Vice President and Treasurer
                       William E. Sheeline, Vice President
                         Marlene A. Krumholz, Secretary

                                     OFFICE

                                630 Fifth Avenue
                               New York, NY 10111
                                  212-698-2020
                            866-593-2507 (toll-free)
                            www.centralsecurities.com

                          TRANSFER AGENT AND REGISTRAR

                        Computershare Trust Company, N.A.
                    P.O. Box 43069, Providence, RI 02940-3069
                                  800-756-8200
                              www.computershare.com

                                    CUSTODIAN

                                 UMB Bank, N. A.
                                 Kansas City, MO

                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
                                    KPMG LLP
                                  New York, NY


                                     [ 16 ]

Item 2. Code of Ethics. The information required by this Item is only required in an annual report on this Form N-CSR.

Item 3. Audit Committee Financial Experts. The information required by this Item is only required in an annual report on this Form N-CSR.

Item 4. Principal Accountant Fees and Services. The information required by this
Item is only required in an annual report on this Form N-CSR.

Item 5. Audit Committee of Listed Registrants. The information required by this
Item is only required in an annual report on this Form N-CSR.

Item 6. Schedule of Investments. Schedule is included as a part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclose Proxy Voting Policies and Procedures for Closed-End Management Companies. The information required by this Item is only required in an annual report on this Form N-CSR.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. The information required by this Item is only required in an annual report on this Form N-CSR.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                       (d) Maximum Number (or
                                                                              (c) Total Number of        Approximate Dollar
                                          (a) Total                             Shares (or Units)       Value) of Shares (or
          Period                          Number of          (b) Average      Purchased as Part of     Units) that May Yet Be
                                          Shares (or        Price Paid per     Publicly Announced        Purchased Under the
                                       Units) Purchased     Share (or Unit)     Plans or Programs         Plans or Programs
------------------------------------------------------------------------------------------------------------------------------------
Month #1 (January 1                             0                NA                    NA                       NA
through January 31)
------------------------------------------------------------------------------------------------------------------------------------
Month #2 (February 1                            0                NA                    NA                       NA
through February 28)
------------------------------------------------------------------------------------------------------------------------------------
Month #3 (March 1 through                       0                NA                    NA                       NA
March 31)
------------------------------------------------------------------------------------------------------------------------------------
Month #4 (April 1 through                     9,100            $25.34                  NA                       NA
April 30)
------------------------------------------------------------------------------------------------------------------------------------
Month #5 (May 1 through                         0                NA                    NA                       NA
May 31)
------------------------------------------------------------------------------------------------------------------------------------
Month #6 (June 1 through                        0                NA                    NA                       NA
June 30)
------------------------------------------------------------------------------------------------------------------------------------
Total                                         9,100            $25.34                  NA                       NA
------------------------------------------------------------------------------------------------------------------------------------

Item 10. Submission of Matters to a Vote of Security Holders. There have been no changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors since such procedures were last described in the Corporation's proxy statement dated February 5, 2008.

Item 11. Controls and Procedures.

(a) The Principal Executive Officer and Principal Financial Officer of Central Securities Corporation (the "Corporation") have concluded that the Corporation's Disclosure Controls and Procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the Corporation's internal control over financial reporting (as defined in Rule 30a-3(d)) under the Investment Company Act of 1940 that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Corporation's internal control over financial reporting.

Item 12. Exhibits. (a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit. The information required by this Item is only required in an annual report on this Form N-CSR.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act. Attached hereto.

(c) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not Applicable.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Central Securities Corporation

By:  /s/ Wilmot H. Kidd
     ------------------
     Wilmot H. Kidd
     President

July 25, 2008
-------------
Date

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capabilities and on the dates indicated.

By:  /s/ Wilmot H. Kidd
    -------------------
    Wilmot H. Kidd
    President

July 25, 2008
-------------
Date

By: /s/ Charles N. Edgerton
    -----------------------
    Charles N. Edgerton
    Treasurer

July 25, 2008
-------------
Date